STOCKHOLDERS' EQUITY - Common Stock (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2019	Mar. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 Vote $ / shares shares	Sep. 30, 2020 shares	Jun. 30, 2020 shares	Mar. 31, 2020 shares	Dec. 31, 2019 $ / shares shares	Sep. 30, 2019 shares	Sep. 17, 2019 shares
Class of Stock
Common stock subject to possible redemption, shares at redemption value			22,480,341	24,301,050	24,815,596	25,070,806	24,574,700	24,391,647	24,360,982
Conversion of stock, ratio	1
Class A Common stock
Class of Stock
Common stock, shares authorized		100,000,000	100,000,000				100,000,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001				$ 0.0001
Number of votes per share | Vote		1	1
Common stock, shares issued		5,160,271	5,019,659				2,925,300
Common stock, shares outstanding		5,160,271	5,019,659				1,319,073
Common stock subject to possible redemption, shares at redemption value		22,339,729	22,480,341				24,574,700
Class B Common stock
Class of Stock
Common stock, shares authorized		10,000,000	10,000,000				10,000,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001				$ 0.0001
Number of votes per share | Vote		1	1
Common stock, shares issued		6,875,000	6,875,000				6,875,000
Common stock, shares outstanding		6,875,000	6,875,000				6,875,000
Conversion of stock, ratio		1	1